Provisions and contingencies - Disclosure of contingent liabilities (Details) - GBP (£) £ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Beginning balance	£ 2,050	£ 1,835
Additions	19	1
Unwinding of the discount factor	45	214
Ending balance	2,114	2,050
Assumed contingent liabilities
Disclosure of contingent liabilities [line items]
Beginning balance	1,855	1,641
Additions	0	0
Unwinding of the discount factor	45	214
Ending balance	1,900	1,855
Dilapidations
Disclosure of contingent liabilities [line items]
Beginning balance	150	150
Additions	0	0
Unwinding of the discount factor	0	0
Ending balance	150	150
Royalties
Disclosure of contingent liabilities [line items]
Beginning balance	45	44
Additions	19	1
Unwinding of the discount factor	0	0
Ending balance	£ 64	£ 45